Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Q1) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Subscription, transaction and services	$ 33,119	$ 24,524	$ 108,569	$ 96,460	$ 79,571
Reimbursable costs	8,817	9,621	37,116	40,008	40,944
Total revenues	41,936	34,145	145,685	136,468	120,515
Cost of Revenues:
Cost of subscription, transaction and services revenue	9,253	7,890	32,531	32,015	26,567
Cost of reimbursable costs	8,817	9,621	37,116	40,008	40,944
Total cost of revenues, excluding depreciation and amortization	18,070	17,511	69,647	72,023	67,511
Operating expenses:
Research and development	10,993	9,384	36,468	34,285	23,606
Sales and marketing	8,936	6,422	23,420	22,098	21,677
General and administrative	12,450	5,248	22,188	23,297	18,743
Depreciation and amortization	1,360	1,411	5,624	5,881	6,040
Total operating expenses	33,739	22,465	87,700	85,561	70,066
Loss from operations	(9,873)	(5,831)	(11,662)	(21,116)	(17,062)
Other income (expense):
Interest income	103	16	18	1	136
Interest expense and loss on extinguishment of debt	(2,942)	(1,183)	(4,661)	(1,507)	(814)
Change in fair value of financial instruments and other income	(9,990)	(19)	(518)	(21)	(422)
Total other expense	(12,829)	(1,186)	(5,161)	(1,527)	(1,100)
Loss before income taxes	(22,702)	(7,017)	(16,823)	(22,643)	(18,162)
Provision for income taxes	(92)	(80)	(204)	(160)	(69)
Net (loss) income	(22,794)	(7,097)	(17,027)	(22,803)	(18,231)
Comprehensive loss	$ (22,794)	$ (7,097)	$ (17,027)	$ (22,803)	$ (18,231)
Net loss per share attributable to common stockholders
Basic (in dollars per share)	$ (0.16)	$ (0.07)	$ (0.17)	$ (0.23)	$ (0.19)
Diluted (in dollars per share)	$ (0.16)	$ (0.07)	$ (0.17)	$ (0.23)	$ (0.19)
Weighted average number of shares used to compute net loss per share attributable to common stockholders
Weighted average number of shares used to compute net loss per share attributable to common stockholders, basic (in shares)	144,207,000	99,804,000	100,023,000	99,272,000	97,952,000
Weighted average number of shares used to compute net loss per share attributable to common stockholders, diluted (in shares)	144,207,000	99,804,000	100,023,000	99,272,000	97,952,000